EQUITY - Warrants (Q1) (Details) - $ / shares	Mar. 31, 2021	Dec. 31, 2020
Class of Warrant or Right [Line Items]
Warrant exercise price (usd per share)		$ 0.01
Warrants, term		5 years
Warrants outstanding (in shares)		13,999,998
Class A Common Stock
Class of Warrant or Right [Line Items]
Share price (usd per share)		$ 18.00
Public Warrant
Class of Warrant or Right [Line Items]
Warrant exercise price (usd per share)	$ 0.01
Warrants, term	5 years
Warrants outstanding (in shares)		10,000,000.0
Public Warrant | Class A Common Stock
Class of Warrant or Right [Line Items]
Warrant exercise price (usd per share)	$ 11.50
Share price (usd per share)	$ 18.00